Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.07%
Basic Industry — 8.05%
Arconic †	434,700	$ 11,137,014
Ashland Global Holdings	98,300	9,673,703
Avient	235,800	11,318,400
Berry Global Group †	372,100	21,566,916
HB Fuller	203,600	13,451,852
Huntsman	505,600	18,965,056
Louisiana-Pacific	476,000	29,569,120
Summit Materials Class A †	271,000	8,417,260
		124,099,321
Consumer Discretionary — 9.86%
Acushnet Holdings	177,100	7,130,046
Adient †	310,400	12,655,008
Barnes Group	268,900	10,807,091
Cable One	4,650	6,808,716
Choice Hotels International	66,100	9,370,336
Cracker Barrel Old Country Store	86,800	10,305,764
Denny's †	281,200	4,023,972
Group 1 Automotive	72,800	12,218,024
KB Home	308,100	9,976,278
Meritage Homes †	140,100	11,100,123
Nexstar Media Group Class A	64,900	12,232,352
PROG Holdings †	159,539	4,589,937
Steven Madden	224,550	8,676,612
Texas Roadhouse	106,100	8,883,753
UniFirst	76,400	14,078,992
Wolverine World Wide	409,475	9,237,756
		152,094,760
Consumer Staples — 3.15%
J & J Snack Foods	87,000	13,493,700
Performance Food Group †	285,737	14,546,871
Scotts Miracle-Gro	50,700	6,234,072
Spectrum Brands Holdings	160,500	14,239,560
		48,514,203
Energy — 8.66%
CNX Resources †	1,200,600	24,876,432
Delek US Holdings †	323,100	6,856,182
Devon Energy	400,297	23,669,562
Dril-Quip †	152,900	5,710,815
Helix Energy Solutions Group †	884,600	4,228,388
Magnolia Oil & Gas Class A	927,100	21,925,915
Matador Resources	57,145	3,027,542
Murphy Oil	418,500	16,903,215
Patterson-UTI Energy	1,093,000	16,919,640
Renewable Energy Group †	155,067	9,404,813
		133,522,504
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 28.42%
American Equity Investment Life Holding	612,900	$ 24,460,839
Bank of NT Butterfield & Son	263,500	9,454,380
East West Bancorp	537,636	42,483,997
Essent Group	266,500	10,982,465
First Financial Bancorp	605,100	13,947,555
First Interstate BancSystem Class A	520,364	19,133,784
FNB	1,907,800	23,752,110
Hancock Whitney	622,800	32,479,020
Hanover Insurance Group	146,700	21,934,584
Hope Bancorp	297,611	4,785,585
Kemper	149,000	8,424,460
Metropolitan Bank Holding †	17,804	1,811,913
NBT Bancorp	38,562	1,393,245
Prosperity Bancshares	97,500	6,764,550
S&T Bancorp	182,832	5,408,171
Sandy Spring Bancorp	187,000	8,400,040
Selective Insurance Group	262,190	23,429,298
Stewart Information Services	154,700	9,376,367
Stifel Financial	501,350	34,041,665
Synovus Financial	413,300	20,251,700
Umpqua Holdings	1,219,700	23,003,542
Valley National Bancorp	1,594,500	20,760,390
Webster Financial	750,784	42,133,998
Western Alliance Bancorp	358,700	29,707,534
		438,321,192
Healthcare — 4.08%
Avanos Medical †	245,500	8,224,250
Integer Holdings †	164,600	13,261,822
Integra LifeSciences Holdings †	223,800	14,381,388
NuVasive †	145,600	8,255,520
Select Medical Holdings	340,500	8,168,595
Service Corp. International	161,100	10,603,602
		62,895,177
Industrials — 12.13%
Altra Industrial Motion	350,070	13,628,225
Atkore †	236,700	23,300,748
CACI International Class A †	31,100	9,369,186
Deluxe	116,800	3,532,032
H&E Equipment Services	200,400	8,721,408
ITT	298,221	22,429,201
KBR	277,093	15,165,300
MasTec †	363,156	31,630,888
Primoris Services	323,900	7,715,298
Regal Rexnord	76,052	11,315,017
WESCO International †	216,900	28,227,366
NQ-VIP-884 [3/22] 5/22 (2218496)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Zurn Water Solutions	341,200	$ 12,078,480
		187,113,149
Real Estate Investment Trusts — 8.76%
Brandywine Realty Trust	985,533	13,935,437
Independence Realty Trust	313,200	8,281,008
Kite Realty Group Trust	628,518	14,311,355
Life Storage	116,150	16,310,944
LXP Industrial Trust	1,004,800	15,775,360
National Health Investors	211,100	12,457,011
Outfront Media	712,000	20,242,160
RPT Realty	626,000	8,620,020
Spirit Realty Capital	386,100	17,768,322
Summit Hotel Properties †	743,300	7,403,268
		135,104,885
Technology — 10.39%
Cirrus Logic †	156,400	13,261,156
Concentrix	70,400	11,725,824
Diodes †	117,000	10,177,830
Flex †	1,078,557	20,007,232
NCR †	256,121	10,293,503
NetScout Systems †	277,563	8,904,221
Power Integrations	86,900	8,053,892
TD SYNNEX	99,400	10,259,074
Teradyne	104,700	12,378,681
Tower Semiconductor †	496,600	24,035,440
TTM Technologies †	942,812	13,972,474
Viavi Solutions †	804,900	12,942,792
Vishay Intertechnology	218,700	4,286,520
		160,298,639
Transportation — 2.10%
Kirby †	165,300	11,933,007
Saia †	26,150	6,375,893
Werner Enterprises	343,100	14,067,100
		32,376,000
Utilities — 3.47%
ALLETE	187,600	12,565,448
Black Hills	198,512	15,289,394
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
South Jersey Industries	381,100	$ 13,167,005
Southwest Gas Holdings	159,900	12,518,571
		53,540,418
Total Common Stocks (cost $947,265,888)		1,527,880,248

Short-Term Investments — 0.48%
Money Market Mutual Funds — 0.48%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	1,857,046	1,857,046
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	1,857,047	1,857,047
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	1,857,047	1,857,047
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	1,857,046	1,857,046
Total Short-Term Investments (cost $7,428,186)		7,428,186

Total Value of Securities—99.55% (cost $954,694,074)		1,535,308,434
Receivables and Other Assets Net of Liabilities—0.45%		6,941,554
Net Assets Applicable to 35,145,803 Shares Outstanding—100.00%		$1,542,249,988
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-VIP-884 [3/22] 5/22 (2218496)